Segment information - Segment results (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Segment information
Segment revenues	$ 14,531,484	$ 75,009	$ 30,224,328	$ 177,219
Segment gross profit (loss)	4,397,468	(3,890)	8,595,807	(40,114)
Research and development	142,315	565,648	219,013	747,549
Office salaries and benefits	2,577,101	674,017	5,131,448	1,026,390
Selling and marketing expenses	1,802,018	759,290	3,446,227	1,151,128
Professional fees	536,380	638,398	1,265,420	1,438,218
Office and general	1,479,676	335,253	3,024,439	604,460
Share-based compensation	22,832	10,089	44,111	23,220
Depreciation and amortization	866,173	83,883	1,642,689	167,905
Net finance expense (income)	(1,155,106)	(480,335)	17,988	(1,487,453)
Segment expenses	6,271,389	2,586,243	14,791,335	3,671,417
Segment loss before taxes	(1,873,921)	(2,590,133)	(6,195,528)	(3,711,531)
Sales of boats
Segment information
Segment revenues	12,689,412	48,788	27,386,788	112,541
Sales of parts and boat maintenance
Segment information
Segment revenues	1,719,338	7,303	2,657,852	29,760
Boat rental and boat club membership revenue
Segment information
Segment revenues	37,833	18,918	94,787	34,918
Sale of powertrain systems
Segment information
Segment revenues	84,901		84,901
Vision Marine Segment
Segment information
Segment revenues	384,711	75,009	579,892	177,219
Segment gross profit (loss)	(24,937)	(3,890)	77,415	(40,114)
Research and development	142,315	565,648	219,013	747,549
Office salaries and benefits	608,036	674,017	1,241,339	1,026,390
Selling and marketing expenses	575,520	759,290	1,125,088	1,151,128
Professional fees	407,834	638,398	1,025,506	1,438,218
Office and general	378,620	335,253	718,972	604,460
Share-based compensation	22,832	10,089	44,111	23,220
Depreciation and amortization	103,233	83,883	205,820	167,905
Net finance expense (income)	(1,829,049)	(480,335)	(1,716,035)	(1,487,453)
Segment expenses	409,341	2,586,243	2,863,814	3,671,417
Segment loss before taxes	(434,278)	(2,590,133)	(2,786,399)	(3,711,531)
Vision Marine Segment | Sales of boats
Segment information
Segment revenues	251,020	48,788	380,321	112,541
Vision Marine Segment | Sales of parts and boat maintenance
Segment information
Segment revenues	15,990	7,303	38,387	29,760
Vision Marine Segment | Boat rental and boat club membership revenue
Segment information
Segment revenues	32,800	$ 18,918	76,283	$ 34,918
Vision Marine Segment | Sale of powertrain systems
Segment information
Segment revenues	84,901		84,901
NVG Segment
Segment information
Segment revenues	14,146,773		29,644,436
Segment gross profit (loss)	4,422,405		8,518,392
Office salaries and benefits	1,969,065		3,890,109
Selling and marketing expenses	1,226,498		2,321,139
Professional fees	128,546		239,914
Office and general	1,101,056		2,305,467
Depreciation and amortization	762,940		1,436,869
Net finance expense (income)	673,943		1,734,023
Segment expenses	5,862,048		11,927,521
Segment loss before taxes	(1,439,643)		(3,409,129)
NVG Segment | Sales of boats
Segment information
Segment revenues	12,438,392		27,006,467
NVG Segment | Sales of parts and boat maintenance
Segment information
Segment revenues	1,703,348		2,619,465
NVG Segment | Boat rental and boat club membership revenue
Segment information
Segment revenues	$ 5,033		$ 18,504